(30) RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

The Company’s controlling shareholders were, as of December 31, 2017, as follows:

•	State Grid Brazil Power Participações S.A

Indirect subsidiary of State Grid Corporation of China, a Chinese state-owned company primarily engaged in developing and operating businesses in the electric energy sector.

•	ESC Energia S.A.

Subsidiary of State Grid Brazil Power Participações S.A.

The direct and indirect interest in operating subsidiaries are described in note 1.

Controlling shareholders, associates companies, joint ventures and entities under common control that in some way exercise significant influence over the Company are considered to be related parties.

The main transactions are listed below:

a)	Purchase and sale of energy and charges - refer basically to energy purchased or sold by distribution, commercialization and generation subsidiaries through short or long-term agreements and tariffs for the use of the distribution system (TUSD). Such transactions, when conducted in the free market, are carried out under conditions considered by the Company as similar to market conditions at the time of the trading, according to internal policies previously established by the Company’s management. When conducted in the regulated market, the prices charged are set through mechanisms established by the Grant Authority.
b)	Intangible assets, Property, plant and equipment, Materials and Service – refer to the purchase of equipment, cables and other materials for use in distribution and generation activities and contracting of services such as construction and information technology consultancy.
c)	Advances – refer to advances for investments in research and development.
d)	Intragroup loans – refer mainly to contracts with the noncontrolling shareholder of the subsidiary CPFL Renováveis, with maturity defined for the date of distribution of earnings of the indirect subsidiary to its shareholders and remuneration of 8% p.a. + IGP-M.

To ensure that commercial transactions with related parties are conducted under usual market conditions, the Company set up a “Related Parties Committee”, comprising representatives of the controlling shareholders, responsible for analyzing the main transactions with related parties.

The subsidiaries CPFL Paulista and CPFL Piratininga renegotiated with the subsidiary Ceran the extension of the original maturities of the energy purchase bills, previously from 15 November 2017 and 15 December 2017, to January 2018.

The total compensation of key management personnel in 2017 was R$ 73,670 (R$ 58,132 in 2016 and R$ 43,208 in 2015). This amount comprises R$64,516 (R$49,989 in 2016 and R$ 44,061 in 2015) in respect of short-term benefits, R$1,516 (R$1,212 in 2016 and R$ 1,087 in 2015) of post-employment benefits and a provision of R$7,638 (R$ 6,930 in 2016 and reversal of provision of R$ 1,940 in 2015) for other long-term benefits, and refers to the amount recognized on an accrual basis.

Transactions with entities under common control basically refer to transmission system charge paid by the Company’s subsidiaries to the direct or indirect subsidiaries of State Grid Corporation of China.

Transactions between related parties involving controlling shareholders, entities under common control or with significant influence and joint ventures are as follows:

	ASSETS		LIABILITIES		INCOME			EXPENSES
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	2017	2016	2015	2017	2016	2015

Advances
BAESA – Energética Barra Grande S.A.	-	-	691	726	-	-	-	-	-	-
Foz do Chapecó Energia S.A.	-	-	979	1,025	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	-	-	1,212	1,269	-	-	-	-	-	-
EPASA - Centrais Elétricas da Paraiba	-	-	440	462	-	-	-	-	-	-

Energy purchases and sales, and charges
Entities under common control (Subsidiaries of State Grid Corporation of China)*	-	-	13,330	-	-	-	-	91,302	-	-
BAESA – Energética Barra Grande S.A.	-	-	13,169	5,642	-	-	6,080	80,362	60,765	111,541
Foz do Chapecó Energia S.A.	-	-	37,415	35,018	-	215	4,996	381,193	358,272	330,675
ENERCAN - Campos Novos Energia S.A.	823	387	51,381	50,526	8,763	3,684	23,283	281,530	269,480	244,102
EPASA - Centrais Elétricas da Paraiba	-	-	19,458	12,418	-	-	15,243	137,376	91,010	168,187

Intangible assets, property, plant and equipment, materials and services rendered
BAESA – Energética Barra Grande S.A.	153	56	-	-	1,582	521	1,354	-	-	-
Foz do Chapecó Energia S.A.	2	104	-	-	1,726	1,424	1,483	-	-	-
ENERCAN - Campos Novos Energia S.A.	152	74	-	-	1,665	1,826	1,354	-	-	-
EPASA - Centrais Elétricas da Paraíba S.A.	416	1,599	-	-	(469)	488	720	-	-	-

Intragroup loans
EPASA - Centrais Elétricas da Paraíba S.A.	-	38,078	-	-	327	4,379	14,123	-	-	-
Noncontrolling shareholders - CPFL Renováveis	8,612	9,067	-	-	(253)	1,039	1,475	-	-	-

Dividend and interest on own capital
BAESA – Energética Barra Grande S.A.	108	89	-	-	-	-	-	-	-	-
Chapecoense Geração S.A.	32,734	29,329	-	-	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	21,184	40,983	-	-	-	-	-	-	-	-

Others
Instituto CPFL	-	-	-	-	-	-	-	3,613	-	-

The comparative information below refers to the period in which the controlling shareholders were those prior to the change of control described in note 23.

	ASSETS	LIABILITIES	INCOME		EXPENSES
	Dec. 31, 2016	Dec. 31, 2016	2016	2015	2016	2015
Bank balances and short-term investments
Banco Bradesco S.A.(***)	-	-	-	351,086	-	312
Banco do Brasil S.A.	48,985	-	4,113	28,466	5	4

Borrowings (**), debentures (**) and derivatives (**)
Banco Bradesco S.A.(***)	-	-	-	-	-	85,505
Banco do Brasil S.A.	-	4,257,562	800	-	463,949	459,889
Banco BNP Paribas Brasil S.A	5,126	-	-	-	67,196	8,978

Other financial transactions
Banco Bradesco S.A.(***)	-	-	-	166	-	4,174
Banco do Brasil S.A.	-	962	234	80	6,408	5,941

Energy purchases and sales, and charges
AES Tiete S.A. (****)	-	-	2	-	14,498	-
Afluente Transmissão de Energia Elétrica S.A.	-	53	-	-	1,212	1,426
Aliança Geração de Energia S.A	-	1,183	4	1	49,944	34,063
Alpargatas S.A. (****)		-	2,954	-	-	-
Arizona 1 Energia Renovável S.A	-	-	-	-	967	883
Baguari I Geração de Energia Elétrica S.A.	-	6	-	-	294	268
BRF Brasil Foods	-	-	20,190	-	-	-
Caetite 2 Energia Renovável S.A.	-	-	-	-	889	810
Caetité 3 Energia Renovável S.A.	-	-	-	-	896	817
Calango 1 Energia Renovável S.A.	-	-	-	-	1,073	977
Calango 2 Energia Renovável S.A.	-	-	-	-	916	834
Calango 3 Energia Renovável S.A.	-	-	-	-	1,072	977
Calango 4 Energia Renovável S.A.	-	-	-	-	995	907
Calango 5 Energia Renovável S.A.	-	-	-	-	1,054	963
Companhia de Eletricidade do Estado da Bahia – COELBA	743	121	19,296	14,491	121	46
Companhia Energética de Pernambuco - CELPE	692	20	9,829	7,062	250	206
Companhia Energética do Rio Grande do Norte - COSERN	267	-	3,128	2,580	-	-
Companhia Hidrelétrica Teles Pires S.A.	-	1,416	57	17	53,710	29,915
ELEB Equipamentos Ltda	-	-	-	4,036	-	-
Embraer	-	-	6,938	26,615	-	-
Energética Águas da Pedra S.A.	-	112	6	2	4,716	4,260
Estaleiro Atlântico Sul S.A.	-	-	7,978	19,026	-	-
Goiás Sul Geração de Enegia S.A.	-	-	-	-	181	166
InterCement Brasil S.A	-	-	2	1	-	-
Itapebi Geração de Energia S.A	-	-	3	1	-	-
Mel 2 Energia Renovável S.A.	-	-	-	-	718	632
NC ENERGIA S.A.	451	2	28,298	5,336	6	-
Norte Energia S.A.	1	4,585	17	1	61,240	-
Rio PCH I S.A.	-	209	-	-	8,865	8,004
Samarco Mineração S.A.	-	-	2	1	-	-
Santista Jeanswear S/A	-	-	13,600	4,491	-	-
Santista Work Solution S/A	-	-	2,224	-	-	-
SE Narandiba S.A.	-	2	-	-	152	166
Serra do Facão Energia S.A. - SEFAC	-	557	-	-	23,153	20,916
Termopernambuco S.A.	-	-	5	3	-	-
ThyssenKrupp Companhia Siderúrgica do Atlântico	-	-	25,268	37,238	7,683	6,965
Tupy	-	-	-	-	27,127	-
Vale Energia S.A.	8,680	-	102,069	92,353	216	695

Intangible assets, property, plant and equipment, materials and services rendered
Alpargatas S.A. (***)	168	-	2,310	-	-	-
Afluente Transmissão de Energia Elétrica S.A.	-	-	-	-	5	-
Banco Bradesco S.A.(***)	-	-	-	-	-	19
Banco do Brasil S A	-	-	-	-	6	170
Brasil veículos Companhia de Seguros	-	-	2	-	-	-
BRF Brasil Foods	-	-	1,250	-	-	-
Companhia de Saneamento Básico do Estado de São Paulo - SABESP	4	42	170	1,034	94	31
Companhia Brasileira de Soluções e Serviços CBSS - Alelo (***)	-	-	-	-	-	576
Companhia de Eletricidade do Estado da Bahia – COELBA	-	-	-	-	-	50
Concessionária Auto Raposo Tavares S.A. - CART	-	-		-	15	-
Concessionária de Rodovias do Oeste de São Paulo – ViaOeste S.A.	-	-	-	-	6	-
Concessionária do Sistema Anhanguera - Bandeirante S.A.	86	-	-	-	10	9
Estaleiro Atlântico Sul S.A.	-	-	9	-	-	-
Ferrovia Centro-Atlântica S.A.	-	-	-	-	24	22
HM 02 Empreendimento Imobiliário SPE Ltda.	-	-	45	-	-	-
HM Engenharia e Construções S.A.	-	-	-	272	-	-
Indústrias Romi S.A.	4	-	51	68	-	-
InterCement Brasil S.A	-	-	43	26	-	-
Oi Móvel S.A (***)	-	-	-	-	302	-
Logum Logística S.A.	26	-	730	55	-	-
LUPATECH	-	-	-	-	-	2
Mapfre Seguros Gerais S.A. (***)	-	-	-	4	-	1
NC Energia S.A.	-	-	17	-	-	-
Renovias Concessionária S.A.	-	-	-	-	17	-
Rodovias Integradas do Oeste S.A.	-		-	-	3	-
SAMM - Sociedade de Atividades em Multimídia Ltda.	-	-	1,410	1,463
Santista Jeanswear S/A	-		1	21	-	-
Tim Celular S.A. (***)	6	89	2,008	-	12	-
TOTVS S.A.		2	2	-	32	44
Ultrafértil S.A	-		14	868	-	-
Vale Energia S.A.	-		331	-	-	-
Vale S.A.	-	-	-	-	11	-
Vale Fertilizantes S.A	-		-	45	-	-

(**) The balances include the mark to market adjustments
(***) Related party until December 2015
(****) Related party from January 2016